Amount Due from/(to) Related Parties	12 Months Ended
Dec. 31, 2024
Amount Due from/(to) Related Parties [Abstract]
Amount due from/(to) related parties

16. Amount due from/(to) related parties

The following is a list of the related parties with whom the Company conducted transactions for the year ended December 31, 2024 and 2023, and their relations with the Company:

Name of the related parties	Relation with the Company
Mr. Risheng Li	Founder, chairman of board of director, chief executive officer
Energy Science Artist Holding Limited	Shareholder of the Company

There were no related party transactions occurred during the year ended December 31, 2024, and the balance of amount due from/to related parties was US$ 0 as of December 31, 2024 and 2023.

On March 28, 2023, the Company acquired Atomic Evolution Limited from Energy Science Artist Holding Limited, for the purpose of exploring business opportunities in the area of SMR, with a consideration of $0. To focus on its core business, on December 25, 2023, the Company transferred all of its equity interest in Atomic Evolution Limited to Energy Science Artist Holding Limited as approved by the Company’s board of directors, with a consideration of $0.

On March 28, 2023, the Company acquired 100% of the equity interest in Atomic Evolution Limited from Energy Science Artist Holding Limited for a total consideration of $0. The acquisition was made to explore potential business opportunities in the area of SMR.

Subsequently, as part of the Group’s strategic decision to focus on its core business operations, the Company’s board of directors approved the disposal of Atomic Evolution Limited. On December 25, 2023, the Company transferred its entire equity interest in Atomic Evolution Limited back to Energy Science Artist Holding Limited for a consideration of $0.

This transaction was conducted on a non-cash, non-arm’s-length basis between parties under common control. The $0 consideration reflects the absence of active operations, assets, or liabilities in Atomic Evolution Limited at the time of acquisition and disposal. No independent fair value assessment was deemed necessary due to the lack of commercial activity or intrinsic value.